RECLAMATION PROVISION AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2012
RECLAMATION PROVISION AND OTHER LIABILITIES
RECLAMATION PROVISION AND OTHER LIABILITIES

6.   RECLAMATION PROVISION AND OTHER LIABILITIES

  Reclamation provision and other liabilities consist of the following:

	As at December 31,

	2012	2011

Reclamation provision (note 6(a))	$101,753	$105,443

Long-term portion of capital lease obligations (note 13(a))	12,108	26,184

Pension benefits (note 6(b))	13,734	13,991

Other	140	370

Total	$127,735	$145,988

(a)   Reclamation provision

  Agnico-Eagle's reclamation provision includes both asset retirement obligations and environmental remediation liabilities. Reclamation provision estimates are based on current legislation, third party estimates, management's estimates and feasibility study calculations.

  The following table reconciles the beginning and ending carrying amounts of the Company's asset retirement obligations:

	2012	2011

Asset retirement obligations, beginning of year	$86,386	$91,641

Current year additions and changes in estimate, net	1,495	(8,398)

Current year accretion	5,068	4,953

Liabilities settled	(254)	–

Foreign exchange revaluation	1,655	(1,810)

Reclassification from long-term to current	(4,630)	–

Asset retirement obligations – long-term, end of year	$89,720	$86,386

  Due to the suspension of mining operations at the Goldex mine on October 19, 2011 (see note 17), Agnico-Eagle recognized an environmental remediation liability. The following table reconciles the beginning and ending carrying amounts of the Goldex mine's environmental remediation liability:

	2012	2011

Environmental remediation liability – long-term, beginning of year	$19,057	$–

Environmental remediation liability – current, beginning of year	26,069	–

Current year change in estimate	(36)	51,736

Liabilities settled	(21,450)	(7,616)

Foreign exchange revaluation	579	1,006

Reclassification from long-term to current	(12,186)	(26,069)

Environmental remediation liability – long-term, end of year	$12,033	$19,057

(b)   Pension benefits

  Agnico-Eagle provides the Executives Plan for certain senior officers. The funded status of the Executives Plan is based on actuarial valuations performed as of July 1, 2012, projected to December 30, 2012 and covering the period through June 30, 2013.

  The components of Agnico-Eagle's net pension benefits expense are as follows:

	Years Ended December 31,

	2012	2011	2010

Service cost – benefits earned during the year	$650	$996	$981

Interest cost on projected benefit obligation	489	663	613

Amortization of net transition asset	169	171	164

Prior service cost	26	26	25

Loss due to settlement	2,921	–	–

Recognized net actuarial loss	340	245	–

Net pension benefits expense	$4,595	$2,101	$1,783

  Assets for the Executives Plan consist of deposits on hand with regulatory authorities which are refundable when benefit payments are made or on the ultimate wind-up of the plan. The accumulated benefit obligation for the Executives Plan at December 31, 2012 was $9.7 million (2011 – $13.2 million).

  The funded status of the Executives Plan for 2012 and 2011 is as follows:

	2012	2011

Reconciliation of the market value of plan assets:

Fair value of plan assets, beginning of year	$2,952	$2,443

Agnico-Eagle's contribution	839	1,156

Benefit payments	(520)	(578)

Settlements	(961)	–

Effect of exchange rate changes	63	(69)

Fair value of plan assets, end of year	2,373	2,952

Reconciliation of projected benefit obligation:

Projected benefit obligation, beginning of year	14,370	12,041

Service cost	650	996

Interest cost	489	663

Net actuarial loss	675	1,704

Benefit payments	(520)	(696)

Settlements	(5,148)	–

Effect of exchange rate changes	302	(338)

Projected benefit obligation, end of year	10,818	14,370

Deficiency of plan assets compared with projected benefit obligation	$(8,445)	$(11,418)

  Comprised of the following net amounts recognized in the consolidated balance sheets:

	As at December 31,

	2012	2011

Accrued employee benefit liability	$5,008	$7,292

Accumulated other comprehensive loss:

Transition obligation	341	500

Prior service cost	52	76

Net actuarial loss	3,044	3,550

Net liability	$8,445	$11,418

Assumptions:

Weighted average discount rate – net periodic pension cost	4.45%	5.20%

Weighted average discount rate – projected benefit obligation	4.00%	4.45%

Weighted average rate of compensation increase	3.00%	3.00%

Estimated average remaining service life for the plan (in years)(i)	6.0	3.0

  Note:

  (i)
  Estimated average remaining service life for the Executives Plan was developed for individual senior officers.

  Executives Plan components expected to be recognized in accumulated other comprehensive loss in 2013:

Transition obligation	$170

Prior service cost	26

Net actuarial loss	327

$523

  Estimated benefit payments from the Executives Plan over the next ten years are presented below:

Years ended December 31,:	Estimated Executives Plan Benefit Payments

2013	$117

2014	$116

2015	$115

2016	$114

2017	$113

2018 – 2022	$3,591

  In addition to the Executives Plan, the Company maintains the Basic Plan and the Supplemental Plan. Under the Basic Plan, Agnico-Eagle contributes 5% of certain employees' base employment compensation to a defined contribution plan. In 2012, $11.9 million (2011 – $10.7 million; 2010 – $8.8 million) was contributed to the Basic Plan. Effective January 1, 2008, the Company adopted the Supplemental Plan for designated executives at the level of Vice-President or above. Under the Supplemental Plan, an additional 10% of the designated executive's earnings for the year (including salary and short-term bonus) is contributed by the Company. In 2012, $0.8 million (2011 – $0.9 million; 2010 – $1.1 million) was contributed to the Supplemental Plan. The Supplemental Plan is accounted for as a cash balance plan.